Revenue and segment reporting - Schedule of contract liabilities from contract with customers (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current liabilities
Contract liabilities	¥ 274,874	¥ 398,951
Non-current liabilities
Contract liabilities	¥ 3,159	¥ 2,579